INVESTMENT IN EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENT IN EQUITY METHOD INVESTEES
Schedule of group's investments in equity method investees

	As of December 31,
	2013	2014
Elyn Corporation ("Elyn")/Playgame Sdn. Bhd ("Playgame")	$1,216,776	$906,158
Joy Children Technology Co., Ltd. ("Joy Children")	748,883	694,502
Guangzhou Chuangyou Information Technology Co., Ltd. ("Chuangyou")	82,521	16,320
Shanghai Taoyue Information Technology Co., Ltd. ("Taoyue")	173,452	—
Jiangxi Haomi Network Technology Co., Ltd. ("Jiangxi Haomi")	2,070,874	1,581,734
Shanghai Weiju Network Technology Co., Ltd ("Shanghai Weiju")	—	505,642
Beijing Caviar Communications Co., Ltd ("Caviar Communications")	—	4,079,501

	$4,292,506	$7,783,857